BORROWINGS - BURNSTONE DEBT (Details) R in Millions, $ in Millions		12 Months Ended
	Jul. 01, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)	Dec. 31, 2017 ZAR (R) R / kg R / $	Dec. 31, 2016 ZAR (R) R / kg R / $	Dec. 31, 2015 ZAR (R) R / kg R / $	Jul. 01, 2014 USD ($)	Jul. 01, 2014 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Borrowings			R 8,973.8	R 3,803.6	R 3,803.6	R 25,649.5	R 8,973.8	R 3,803.6
Balance at beginning of period			8,973.8	3,803.6
Accrued interest and unwinding of amortised cost			251.8	141.4	102.3
Gain/(loss) on foreign exchange differences			(292.4)	(219.6)	359.4
Loans repaid			(55,719.5)	(11,834.7)	(1,572.9)
Balance at end of period			R 25,649.5	8,973.8	3,803.6
Revised gold prices | R / kg						545,000	570,000	550,000
Burnstone
Disclosure of detailed information about borrowings [line items]
Borrowings										R 1,883.9
Bank Lenders participation in Burnstone free cash flow after Burnstone Debt repaid in full		10.00%	10.00%
Maximum participation in Burnstone free cash flow after Burnstone Debt repaid in full | $		$ 63.0
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Borrowings			R 1,752.6	1,808.3	1,134.4	R 1,537.5	R 1,752.6	R 1,808.3	$ 178.1
Burnstone assets						2,000.0
Period of the life-of-mine plan		18 years	18 years
Balance at beginning of period			R 1,752.6	1,808.3	1,134.4
Accrued interest and unwinding of amortised cost			141.6	139.4	99.3
(Gain)/loss on revised estimated cash flows						R (181.7)	R 29.3	R 162.5
Gain/(loss) on foreign exchange differences			(175.0)	(224.4)	412.1
Borrowings on acquisition of subsidiary										R 1,007.6
Balance at end of period			R 1,537.5	R 1,752.6	R 1,808.3
Exchange rates | R / $						12.94	13.68	15.00
A1 U S $0.2 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $									0.2
A2 U S $7.8 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $									7.8
Free cash flow used to repay Wits Gold Loan (as a percent)	50.00%
Free cash flow used to repay Burnstone Debt (as a percent)	50.00%
A3 U S $51.0 Million And A4 US $119.1 Million [Member]
Disclosure of detailed information about borrowings [line items]
Free cash flow used to repay Wits Gold Loan (as a percent)		90.00%	90.00%
Free cash flow used to repay Burnstone Debt (as a percent)		10.00%	10.00%
Free cash flow used to repay Burnstone Debt after settlement of Wits Gold Loan (as a percent)		30.00%	30.00%
A3 U S $51.0 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $									51.0
A4 U S $119.1 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $									$ 119.1
LIBOR | A3 U S $51.0 Million And A4 US $119.1 Million [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin									4.00%	4.00%